Lease liabilities - Future minimum lease payments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Future minimum lease payments
Total	$ 57	$ 103
Within one year
Future minimum lease payments
Total	43	43
Later than one year but not later than 5 years
Future minimum lease payments
Total	$ 14	$ 60